CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 350,329	$ 226,802
Accounts receivable-net	7,446,416	6,604,780
Prepaid and other current assets	5,000	5,000
Total current assets	7,801,745	6,836,582
Property and equipment, net	50,804	55,439
Land	540,000	540,000
Goodwill	5,666,608	5,666,608
Right of use - assets	189,626	218,926
Due from related party	4,979	4,979
Other assets	30,823	30,823
Total assets	14,284,585	13,353,357
Current liabilities
Accounts payable and accrued expense	2,070,490	2,038,595
Accrued expenses - related parties	3,904,557	3,750,557
Accrued interest	461,307	350,267
Right of use - liability	140,777	142,307
Due to director & officer	123,192	123,192
Notes payable	36,596	15,809
Notes payable - related party	90,189	37,024
Convertible notes payable, net of debt discounts of $87,147 and $46,797, respectively	3,717,936	3,515,752
Total current liabilities	10,545,044	9,973,503
Other liabilities
Notes payable	144,646	139,789
Operating lease liability – long term	55,408	84,871
Total liabilities	10,745,097	10,198,163
Mezzanine equity
Total Mezzanine Equity	5,171,861	4,625,002
Stockholders' equity (deficit)
Common Stock - 7,500,000,000 shares authorized, $0.001 par value; 908,479,113 and 789,796,735 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	908,378	789,696
Additional paid-in capital	(8,482,814)	(8,554,368)
Accumulated deficit	(71,208,254)	(70,855,453)
Total stockholders' equity (deficit)	(1,632,373)	(1,469,808)
Total liabilities, mezzanine equity and stockholders' equity	14,284,585	13,353,357
Series N Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred Stock Value	3,578,656	3,125,002
Series X Senior Convertible Preferred Stock [Member]
Mezzanine equity
Preferred Stock Value	1,593,205	1,500,000
Series B Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	8,525,313	8,525,313
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	488	488
Series E Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	603,000	603,000
Series F 1 Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	143,008	143,008
Series I Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	59,540,000	59,540,000
Series J Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	6,854,336	6,854,336
Series K Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	8,201	8,201
Series L Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	1,277,972	1,277,972
Series R Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred Stock Value	$ 198,000	$ 198,000